INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	$ 1.6
2019	9.9
2020	5.6
2021	20.3
2022	29.5
2023 and onwards	310.2
Unlimited	1,488.6
Tax credit carryforward, amount	1,865.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023 and onwards	136.1
Unlimited	1,070.3
Tax credit carryforward, amount	1,206.4
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	1.6
2019	9.8
2020	5.6
2021	16.8
2022	19.3
2023 and onwards	174.1
Unlimited	0.0
Tax credit carryforward, amount	227.2
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023 and onwards	0.0
Unlimited	396.1
Tax credit carryforward, amount	396.1
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023 and onwards	0.0
Unlimited	22.2
Tax credit carryforward, amount	22.2
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	0.0
2019	0.0
2020	0.0
2021	3.3
2022	10.2
2023 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	13.5
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2018	0.0
2019	0.1
2020	0.0
2021	0.2
2022	0.0
2023 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	$ 0.3